Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events

NOTE 34—SUBSEQUENT EVENTS

On January 10, 2019, the acquisition of 49% of Constellium-UACJ ABS was completed as described in NOTE 33—Acquisition of Constellium Bowling Green.

On February 20, 2019, the Pan-U.S. ABL Facility was amended to, among other things, (i) join Constellium Bowling Green as an additional borrower and (ii) increase the maximum commitments thereunder to $350 million.